Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 14 - Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems.

The accounting policies of the reported segments are the same as those described within Note 1 - Summary of Significant Accounting Policies. NPL accounts for the services provided to Southwest at contractual (market) prices. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2011	December 31, 2010
Accounts receivable for NPL services	$6,205	$8,111

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2011 is as follows (thousands of dollars):

2011	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,403,366	$391,701		$1,795,067
Intersegment sales	—	92,121		92,121

Total	$1,403,366	$483,822		$1,887,188

Interest revenue	$465	$20		$485

Interest expense	$68,777	$825		$69,602

Depreciation and amortization	$175,253	$25,216		$200,469

Income tax expense	$49,576	$13,727		$63,303

Segment net income	$91,420	$20,867		$112,287

Segment assets	$4,048,613	$227,394		$4,276,007

Capital expenditures	$305,542	$75,449		$380,991

2010	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,511,907	$257,213		$1,769,120
Intersegment sales	—	61,251		61,251

Total	$1,511,907	$318,464		$1,830,371

Interest revenue	$158	$36		$194

Interest expense	$77,025	$564		$77,589

Depreciation and amortization	$170,456	$20,007		$190,463

Income tax expense	$47,073	$7,852		$54,925

Segment net income	$91,382	$12,495		$103,877

Segment assets	$3,845,111	$139,082		$3,984,193

Capital expenditures	$188,379	$27,060		$215,439

2009	Gas Operations	Construction Services	Adjustments (a)		Total
Revenues from unaffiliated customers	$1,614,843	$226,407			$1,841,250
Intersegment sales	—	52,574			52,574

Total	$1,614,843	$278,981			$1,893,824

Interest revenue	$189	$82			$271

Interest expense	$81,822	$1,179			$83,001

Depreciation and amortization	$166,850	$23,232			$190,082

Income tax expense	$40,451	$4,466			$44,917

Segment net income	$79,420	$8,062			$87,482

Segment assets	$3,782,913	$124,755	$(1,376)		$3,906,292

Capital expenditures	$212,919	$4,066			$216,985

(a) Reflects construction services segment income taxes payable in 2009, which were netted against gas operations segment income taxes receivable during consolidation.